Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Document Period End Date		Dec. 31, 2018
Investment Owned, Balance, Shares		54.1
Equity Method Investments, Fair Value Disclosure		$ 92,300
Other Investment Not Readily Marketable, Quoted Value		95,100
Unamortized deferred financing costs		12,425	$ 15,046
Loss / write down on assets held for sale	$ 17,701	0	17,354	$ 11,433
Secured Debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs		10,500	13,800
Senior Notes | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs		$ 400	$ 900